SEGMENT REPORTING, Information about Segments (Details) $ in Thousands		3 Months Ended	9 Months Ended
		Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment			3
Segment Information [Abstract]
Revenue			$ 2,809,114	$ 1,398,154
Operating income (loss)			(946,000)	(661,187)
Non-operating loss, net			(55,454)	(462,204)
Income tax expense			(97,474)	(49,853)
Share of results of equity investees			(660)	(2,558)
Net loss		$ (281,920)	(1,099,588)	(1,175,802)
Other Services [Member]
Segment Information [Abstract]
Revenue			125,138	128,497
Operating income (loss)			(34,671)	(28,710)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue			1,322,610	731,935
Operating income (loss)			619,678	323,965
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue			1,324,934	531,705
Operating income (loss)			(974,638)	(800,340)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue			36,432	6,017
Operating income (loss)			(345,179)	(65,578)
Unallocated expenses [Member]
Segment Information [Abstract]
Revenue	[1]		0	0
Operating income (loss)	[1]		$ (211,190)	$ (90,524)

[1]	Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.